UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742 and 811-07885

Name of Fund: BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Index Equity Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master S&P 500 Index Series of Quantitative Master Series LLC	$554,663,751
Total Investments (Cost - $492,499,125) – 100.1%	554,663,751
Liabilities in Excess of Other Assets – (0.1)%	(375,964)
Net Assets – 100.0%	$554,287,787

BlackRock Index Equity Portfolio (the “Portfolio”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the Portfolio of the Series was $554,663,751 and 21.9%, respectively.

•	The Portfolio records its investment in the Series at fair value. The Portfolio’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs )

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments )

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Portfolio’s investment in the Series was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK FUNDS	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
The Boeing Co.	130,969	$9,118,062
General Dynamics Corp.	64,188	4,244,111
Honeywell International, Inc.	151,054	9,025,476
L-3 Communications Holdings, Inc.	18,610	1,334,523
Lockheed Martin Corp.	52,096	4,864,724
Northrop Grumman Corp.	48,044	3,191,563
Precision Castparts Corp.	28,120	4,593,121
Raytheon Co.	64,228	3,671,272
Rockwell Collins, Inc.	27,769	1,489,529
Textron, Inc.	54,298	1,420,979
United Technologies Corp.	162,371	12,712,026
		55,665,386
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	31,063	1,818,739
Expeditors International of Washington, Inc.	40,574	1,475,271
FedEx Corp.	56,525	4,783,145
United Parcel Service, Inc., Class B	139,140	9,958,250
		18,035,405
Airlines — 0.1%
Southwest Airlines Co.	146,640	1,286,033
Auto Components — 0.2%
BorgWarner, Inc. (a)	22,159	1,531,409
The Goodyear Tire & Rubber Co. (a)	47,001	572,942
Johnson Controls, Inc.	132,300	3,625,020
		5,729,371
Automobiles — 0.4%
Ford Motor Co.	738,033	7,277,006
Harley-Davidson, Inc.	44,225	1,873,813
		9,150,819
Beverages — 2.4%
Beam, Inc.	30,615	1,761,587
Brown-Forman Corp., Class B	29,279	1,910,455
The Coca-Cola Co.	749,416	28,425,349
Coca-Cola Enterprises, Inc.	53,585	1,675,603
Constellation Brands, Inc., Class A (a)	29,078	940,673
Dr. Pepper Snapple Group, Inc.	40,915	1,821,945
Molson Coors Brewing Co., Class B	30,023	1,352,536
Monster Beverage Corp. (a)	29,680	1,607,469
PepsiCo, Inc.	301,208	21,316,490
		60,812,107
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (a)(b)	37,350	4,272,840
Amgen, Inc.	149,166	12,577,677
Biogen Idec, Inc. (a)	45,764	6,829,362
Celgene Corp. (a)	83,508	6,380,011
Gilead Sciences, Inc. (a)(b)	146,411	9,711,442
		39,771,332

Common Stocks	Shares	Value
Building Products — 0.0%
Masco Corp.	69,491	$1,045,840
Capital Markets — 1.8%
Ameriprise Financial, Inc.	40,790	2,312,385
The Bank of New York Mellon Corp.	228,688	5,172,923
BlackRock, Inc. (c)	24,754	4,413,638
The Charles Schwab Corp.	211,930	2,710,585
E*Trade Financial Corp. (a)	49,346	434,738
Federated Investors, Inc., Class B	17,875	369,834
Franklin Resources, Inc.	26,749	3,345,497
The Goldman Sachs Group, Inc.	87,230	9,916,306
Invesco Ltd.	86,398	2,159,086
Legg Mason, Inc.	23,851	588,643
Morgan Stanley	267,672	4,480,829
Northern Trust Corp.	42,366	1,966,418
State Street Corp.	93,335	3,916,337
T. Rowe Price Group, Inc.	49,098	3,107,903
		44,895,122
Chemicals — 2.4%
Air Products & Chemicals, Inc.	40,952	3,386,730
Airgas, Inc.	13,394	1,102,326
CF Industries Holdings, Inc.	12,136	2,697,105
The Dow Chemical Co.	231,837	6,713,999
E.I. du Pont de Nemours & Co.	180,043	9,050,762
Eastman Chemical Co.	29,560	1,685,216
Ecolab, Inc.	50,958	3,302,588
FMC Corp.	26,591	1,472,609
International Flavors & Fragrances, Inc.	15,590	928,852
LyondellBasell Industries NV, Class A	65,618	3,389,826
Monsanto Co.	103,135	9,387,348
The Mosaic Co.	53,531	3,083,921
PPG Industries, Inc.	29,536	3,391,914
Praxair, Inc.	57,695	5,993,357
The Sherwin-Williams Co.	16,513	2,458,951
Sigma-Aldrich Corp.	23,365	1,681,579
		59,727,083
Commercial Banks — 2.8%
BB&T Corp.	135,258	4,485,155
Comerica, Inc.	37,568	1,166,487
Fifth Third Bancorp	177,722	2,756,468
First Horizon National Corp.	47,494	457,367
Huntington Bancshares, Inc.	165,165	1,139,639
KeyCorp	182,067	1,591,266
M&T Bank Corp.	23,296	2,216,847
The PNC Financial Services Group, Inc. (c)	102,440	6,463,964
Regions Financial Corp.	273,257	1,970,183
SunTrust Banks, Inc.	104,152	2,944,377
U.S. Bancorp	366,796	12,581,103
Wells Fargo & Co.	950,874	32,833,679
Zions Bancorporation	35,695	737,280
		71,343,815

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	19,783	$629,495
Cintas Corp.	20,958	868,709
Iron Mountain, Inc.	29,236	997,240
Pitney Bowes, Inc.	38,806	536,299
R.R. Donnelley & Sons Co.	34,793	368,806
Republic Services, Inc.	57,978	1,594,975
Stericycle, Inc. (a)(b)	16,555	1,498,559
Waste Management, Inc.	84,345	2,705,787
		9,199,870
Communications Equipment — 1.9%
Cisco Systems, Inc.	1,023,326	19,535,293
F5 Networks, Inc. (a)	15,351	1,607,250
Harris Corp.	21,733	1,113,164
JDS Uniphase Corp. (a)	44,751	554,241
Juniper Networks, Inc. (a)	102,211	1,748,830
Motorola Solutions, Inc.	55,791	2,820,235
QUALCOMM, Inc.	329,673	20,601,266
		47,980,279
Computers & Peripherals — 5.9%
Apple, Inc.	181,446	121,071,658
Dell, Inc.	283,988	2,800,122
EMC Corp. (a)	406,155	11,075,847
Hewlett-Packard Co.	380,454	6,490,545
NetApp, Inc. (a)	70,261	2,310,182
SanDisk Corp. (a)	46,545	2,021,449
Seagate Technology Plc	68,361	2,119,191
Western Digital Corp.	43,075	1,668,295
		149,557,289
Construction & Engineering — 0.1%
Fluor Corp.	32,306	1,818,182
Jacobs Engineering Group, Inc. (a)	25,110	1,015,197
Quanta Services, Inc. (a)	41,045	1,013,811
		3,847,190
Construction Materials — 0.0%
Vulcan Materials Co.	25,149	1,189,548
Consumer Finance — 0.9%
American Express Co.	191,277	10,876,010
Capital One Financial Corp.	112,422	6,409,178
Discover Financial Services	99,669	3,959,850
SLM Corp.	90,860	1,428,319
		22,673,357
Containers & Packaging — 0.1%
Ball Corp.	29,930	1,266,338
Bemis Co.	19,617	617,347
Owens-Illinois, Inc. (a)	31,944	599,270
Sealed Air Corp.	33,824	522,919
		3,005,874
Distributors — 0.1%
Genuine Parts Co.	30,105	1,837,308

Common Stocks	Shares	Value
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	19,279	$560,055
H&R Block, Inc.	52,415	908,352
		1,468,407
Diversified Financial Services — 3.0%
Bank of America Corp.	2,085,788	18,417,508
Citigroup, Inc.	567,558	18,570,498
CME Group, Inc.	59,214	3,392,962
IntercontinentalExchange, Inc. (a)	14,068	1,876,812
JPMorgan Chase & Co.	735,249	29,762,879
Leucadia National Corp.	38,163	868,208
Moody’s Corp.	37,772	1,668,389
The NASDAQ OMX Group, Inc.	23,389	544,847
NYSE Euronext	48,518	1,195,969
		76,298,072
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	1,116,675	42,098,647
CenturyLink, Inc.	120,469	4,866,948
Frontier Communications Corp. (b)	192,506	943,279
Verizon Communications, Inc.	551,391	25,126,888
Windstream Corp.	114,252	1,155,088
		74,190,850
Electric Utilities — 2.0%
American Electric Power Co., Inc.	93,808	4,121,923
Duke Energy Corp.	136,258	8,829,518
Edison International	63,015	2,879,155
Entergy Corp.	34,289	2,376,228
Exelon Corp.	165,157	5,876,286
FirstEnergy Corp.	80,899	3,567,646
NextEra Energy, Inc.	81,797	5,752,783
Northeast Utilities, Inc.	60,680	2,319,796
Pepco Holdings, Inc. (b)	44,363	838,461
Pinnacle West Capital Corp.	21,297	1,124,482
PPL Corp.	112,331	3,263,216
The Southern Co.	169,279	7,802,069
Xcel Energy, Inc.	94,290	2,612,776
		51,364,339
Electrical Equipment — 0.5%
Cooper Industries Plc	30,916	2,320,555
Emerson Electric Co.	140,739	6,793,471
Rockwell Automation, Inc.	27,264	1,896,211
Roper Industries, Inc.	18,911	2,078,130
		13,088,367
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	31,268	1,841,060
Corning, Inc.	289,899	3,812,172
Flir Systems, Inc.	29,007	579,415
Jabil Circuit, Inc.	36,092	675,642
Molex, Inc.	26,275	690,507
TE Connectivity Ltd.	82,747	2,814,225
		10,413,021

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	85,036	$3,846,178
Cameron International Corp. (a)	47,632	2,670,726
Diamond Offshore Drilling, Inc.	13,278	873,825
Ensco Plc, Class A	44,876	2,448,435
FMC Technologies, Inc. (a)	46,096	2,134,245
Halliburton Co.	179,517	6,047,928
Helmerich & Payne, Inc.	20,518	976,862
Nabors Industries Ltd. (a)(b)	55,987	785,498
National Oilwell Varco, Inc.	82,513	6,610,116
Noble Corp. (a)	48,836	1,747,352
Rowan Cos. Plc, Class A (a)	23,983	809,906
Schlumberger Ltd.	256,836	18,576,948
		47,528,019
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	83,665	8,376,958
CVS Caremark Corp.	246,212	11,921,585
The Kroger Co.	105,431	2,481,846
Safeway, Inc.	45,923	738,901
SYSCO Corp.	113,472	3,548,270
Wal-Mart Stores, Inc.	325,328	24,009,206
Walgreen Co.	165,838	6,043,137
Whole Foods Market, Inc.	33,220	3,235,628
		60,355,531
Food Products — 1.7%
Archer-Daniels-Midland Co.	127,401	3,462,759
Campbell Soup Co.	34,799	1,211,701
ConAgra Foods, Inc.	79,344	2,189,101
Dean Foods Co. (a)	36,034	589,156
General Mills, Inc.	125,427	4,998,266
H.J. Heinz Co.	61,945	3,465,823
The Hershey Co.	29,334	2,079,487
Hormel Foods Corp.	26,187	765,708
The J.M. Smucker Co.	21,186	1,828,987
Kellogg Co.	47,734	2,465,938
McCormick & Co., Inc.	25,644	1,590,954
Mead Johnson Nutrition Co.	39,412	2,888,111
Mondelez International, Inc. (FKA Kraft Foods, Inc.) (a)	343,453	14,201,782
Tyson Foods, Inc., Class A	56,377	903,160
		42,640,933
Gas Utilities — 0.1%
AGL Resources, Inc.	22,564	923,093
Oneok, Inc.	39,704	1,918,100
		2,841,193
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	105,887	6,380,751
Becton Dickinson & Co.	38,721	3,041,922
Boston Scientific Corp. (a)	273,021	1,567,140
C.R. Bard, Inc.	15,090	1,579,168
CareFusion Corp. (a)	43,094	1,223,439
Covidien Plc	92,892	5,519,643
DENTSPLY International, Inc.	27,613	1,053,160

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Edwards Lifesciences Corp. (a)(b)	22,376	$2,402,511
Intuitive Surgical, Inc. (a)	7,726	3,829,237
Medtronic, Inc.	197,463	8,514,604
St. Jude Medical, Inc.	60,720	2,558,134
Stryker Corp.	55,967	3,115,123
Varian Medical Systems, Inc. (a)(b)	21,299	1,284,756
Zimmer Holdings, Inc.	33,647	2,275,210
		44,344,798
Health Care Providers & Services — 1.9%
Aetna, Inc.	64,689	2,561,684
AmerisourceBergen Corp.	48,648	1,883,164
Cardinal Health, Inc.	66,109	2,576,268
Cigna Corp.	55,769	2,630,624
Coventry Health Care, Inc.	25,856	1,077,937
DaVita, Inc. (a)	16,480	1,707,493
Express Scripts Holding Co. (a)	156,896	9,832,672
Humana, Inc.	31,171	2,186,646
Laboratory Corp. of America Holdings (a)	18,491	1,709,863
McKesson Corp.	45,657	3,927,872
Patterson Cos., Inc.	16,869	577,594
Quest Diagnostics, Inc.	30,692	1,946,793
Tenet Healthcare Corp. (a)	79,752	500,045
UnitedHealth Group, Inc.	199,854	11,073,910
WellPoint, Inc.	63,198	3,666,116
		47,858,681
Health Care Technology — 0.1%
Cerner Corp. (a)	28,003	2,167,712
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	86,565	3,154,429
Chipotle Mexican Grill, Inc. (a)	6,126	1,945,250
Darden Restaurants, Inc.	24,940	1,390,405
International Game Technology	52,241	683,835
Marriott International, Inc., Class A	48,732	1,905,421
McDonald’s Corp.	195,172	17,907,031
Starbucks Corp.	147,063	7,463,447
Starwood Hotels & Resorts Worldwide, Inc.	38,090	2,207,696
Wyndham Worldwide Corp.	27,871	1,462,670
Wynn Resorts Ltd.	15,352	1,772,235
Yum! Brands, Inc.	88,280	5,856,495
		45,748,914
Household Durables — 0.3%
D.R. Horton, Inc.	53,516	1,104,570
Harman International Industries, Inc.	13,365	616,928
Leggett & Platt, Inc.	27,010	676,601
Lennar Corp., Class A	31,203	1,084,928
Newell Rubbermaid, Inc.	55,375	1,057,109
PulteGroup, Inc. (a)	65,222	1,010,941
Whirlpool Corp.	14,864	1,232,374
		6,783,451

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Products — 2.1%
The Clorox Co.	25,128	$1,810,472
Colgate-Palmolive Co.	86,276	9,250,513
Kimberly-Clark Corp.	76,410	6,554,450
The Procter & Gamble Co.	533,098	36,975,677
		54,591,112
Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	120,172	1,318,287
NRG Energy, Inc.	44,430	950,358
		2,268,645
Industrial Conglomerates — 2.7%
3M Co.	123,110	11,377,826
Danaher Corp.	113,020	6,233,053
General Electric Co.	2,043,717	46,412,813
Tyco International Ltd.	88,974	5,005,678
		69,029,370
Insurance — 3.7%
ACE Ltd.	65,607	4,959,889
Aflac, Inc.	90,594	4,337,641
The Allstate Corp.	93,863	3,717,913
American International Group, Inc. (a)	225,679	7,400,014
Aon Plc	62,356	3,260,595
Assurant, Inc.	15,392	574,122
Berkshire Hathaway, Inc., Class B (a)(b)	354,940	31,305,708
The Chubb Corp.	51,568	3,933,607
Cincinnati Financial Corp.	28,313	1,072,780
Genworth Financial, Inc., Class A (a)	95,386	498,869
Hartford Financial Services Group, Inc.	84,214	1,637,120
Lincoln National Corp.	54,519	1,318,815
Loews Corp.	60,439	2,493,713
Marsh & McLennan Cos., Inc.	105,272	3,571,879
MetLife, Inc.	205,549	7,083,219
Principal Financial Group, Inc.	53,697	1,446,597
The Progressive Corp.	108,479	2,249,854
Prudential Financial, Inc.	90,162	4,914,731
Torchmark Corp.	18,806	965,688
The Travelers Cos., Inc.	74,611	5,092,947
Unum Group	54,601	1,049,431
XL Group Plc	59,542	1,430,794
		94,315,926
Internet & Catalog Retail — 1.0%
Amazon.com, Inc. (a)	69,995	17,801,128
Expedia, Inc.	18,409	1,064,777
Netflix, Inc. (a)	10,789	587,353
Priceline.com, Inc. (a)	9,641	5,965,176
TripAdvisor, Inc. (a)	21,148	696,404
		26,114,838

Common Stocks	Shares	Value
Internet Software & Services — 2.2%
Akamai Technologies, Inc. (a)	34,228	$1,309,563
eBay, Inc. (a)	224,451	10,865,673
Google, Inc., Class A (a)	51,272	38,684,724
VeriSign, Inc. (a)	30,179	1,469,416
Yahoo! Inc. (a)	201,784	3,223,499
		55,552,875
IT Services — 3.8%
Accenture Plc, Class A	123,109	8,621,323
Automatic Data Processing, Inc.	93,771	5,500,607
Cognizant Technology Solutions Corp., Class A (a)	58,166	4,066,967
Computer Sciences Corp.	29,999	966,268
Fidelity National Information Services, Inc.	48,402	1,511,110
Fiserv, Inc. (a)	26,349	1,950,616
International Business Machines Corp.	207,929	43,134,871
MasterCard, Inc., Class A	20,770	9,377,240
Paychex, Inc.	62,427	2,078,195
SAIC, Inc.	54,737	659,034
Teradata Corp. (a)	32,605	2,458,743
Total System Services, Inc.	31,242	740,435
Visa, Inc., Class A	101,154	13,582,959
The Western Union Co.	117,087	2,133,325
		96,781,693
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	22,491	858,482
Mattel, Inc.	65,928	2,339,125
		3,197,607
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	67,389	2,591,107
Life Technologies Corp. (a)	34,112	1,667,395
PerkinElmer, Inc.	21,816	642,917
Thermo Fisher Scientific, Inc.	70,720	4,160,458
Waters Corp. (a)	16,977	1,414,693
		10,476,570
Machinery — 1.9%
Caterpillar, Inc.	126,426	10,877,693
Cummins, Inc.	34,277	3,160,682
Deere & Co.	75,979	6,267,508
Dover Corp.	35,410	2,106,541
Eaton Corp.	65,300	3,086,078
Flowserve Corp.	9,919	1,267,053
Illinois Tool Works, Inc.	83,487	4,964,972
Ingersoll-Rand Plc	55,490	2,487,062
Joy Global, Inc.	20,545	1,151,753
PACCAR, Inc.	68,136	2,727,143
Pall Corp.	22,457	1,425,795
Parker Hannifin Corp.	28,855	2,411,701
Pentair Ltd. Registered Shares	19,470	861,547
Snap-On, Inc.	11,267	809,759
Stanley Black & Decker, Inc.	32,645	2,489,181

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Xylem, Inc.	35,893	$902,709
		46,997,177
Media — 3.5%
Cablevision Systems Corp., New
York Group, Class A	41,755	661,817
CBS Corp., Class B	115,215	4,185,761
Comcast Corp., Class A	517,880	18,524,568
DIRECTV (a)(b)	121,530	6,375,464
Discovery Communications, Inc., Class A (a)	47,840	2,852,699
Gannett Co., Inc.	44,893	796,851
The Interpublic Group of Cos., Inc.	84,629	941,075
The McGraw-Hill Cos., Inc.	54,194	2,958,450
News Corp., Class A	394,080	9,666,782
Omnicom Group, Inc.	51,414	2,650,906
Scripps Networks Interactive, Class A	16,727	1,024,194
Time Warner Cable, Inc.	59,301	5,637,153
Time Warner, Inc.	183,818	8,332,470
Viacom, Inc., Class B	91,638	4,910,880
The Walt Disney Co.	347,264	18,154,962
The Washington Post Co., Class B	927	336,529
		88,010,561
Metals & Mining — 0.8%
Alcoa, Inc.	206,270	1,825,489
Allegheny Technologies, Inc.	20,917	667,252
Cliffs Natural Resources, Inc.	27,679	1,083,079
Freeport-McMoRan Copper & Gold, Inc.	183,686	7,270,292
Newmont Mining Corp.	96,000	5,376,960
Nucor Corp.	61,391	2,348,820
Titanium Metals Corp.	15,489	198,724
United States Steel Corp. (b)	28,023	534,399
		19,305,015
Multi-Utilities — 1.2%
Ameren Corp.	46,964	1,534,314
CenterPoint Energy, Inc.	82,617	1,759,742
CMS Energy Corp.	51,193	1,205,595
Consolidated Edison, Inc.	56,655	3,393,068
Dominion Resources, Inc.	110,937	5,873,005
DTE Energy Co.	33,207	1,990,427
Integrys Energy Group, Inc.	14,883	776,893
NiSource, Inc.	55,058	1,402,878
PG&E Corp.	82,495	3,520,062
Public Service Enterprise Group, Inc.	97,858	3,149,070
SCANA Corp.	25,367	1,224,465
Sempra Energy	43,510	2,805,960
TECO Energy, Inc.	40,717	722,320
Wisconsin Energy Corp.	44,565	1,678,763
		31,036,562

Common Stocks	Shares	Value
Multiline Retail — 0.8%
Big Lots, Inc. (a)	12,060	$356,735
Dollar Tree, Inc. (a)	44,737	2,159,679
Family Dollar Stores, Inc.	18,775	1,244,782
J.C. Penney Co., Inc.	28,124	683,132
Kohl’s Corp.	41,761	2,138,998
Macy’s, Inc.	77,914	2,931,125
Nordstrom, Inc.	29,568	1,631,562
Target Corp.	126,727	8,043,363
		19,189,376
Office Electronics — 0.1%
Xerox Corp.	253,028	1,857,226
Oil, Gas & Consumable Fuels — 9.2%
Alpha Natural Resources, Inc. (a)	42,583	279,770
Anadarko Petroleum Corp.	96,689	6,760,495
Apache Corp.	75,701	6,545,865
Cabot Oil & Gas Corp.	40,596	1,822,760
Chesapeake Energy Corp.	100,463	1,895,737
Chevron Corp.	379,782	44,267,390
ConocoPhillips	235,094	13,442,675
CONSOL Energy, Inc.	44,094	1,325,025
Denbury Resources, Inc. (a)	75,806	1,225,025
Devon Energy Corp.	72,816	4,405,368
EOG Resources, Inc.	52,248	5,854,388
EQT Corp.	28,920	1,706,280
Exxon Mobil Corp. (d)	893,512	81,711,672
Hess Corp.	57,511	3,089,491
Kinder Morgan, Inc.	110,358	3,919,916
Marathon Oil Corp.	136,388	4,032,993
Marathon Petroleum Corp.	65,472	3,574,117
Murphy Oil Corp.	35,721	1,917,861
Newfield Exploration Co. (a)	26,334	824,781
Noble Energy, Inc.	34,397	3,188,946
Occidental Petroleum Corp.	156,752	13,490,077
Peabody Energy Corp.	52,031	1,159,771
Phillips 66	121,300	5,624,681
Pioneer Natural Resources Co.	23,795	2,484,198
QEP Resources, Inc.	34,353	1,087,616
Range Resources Corp.	31,418	2,195,176
Southwestern Energy Co. (a)(b)	67,327	2,341,633
Spectra Energy Corp.	126,294	3,707,992
Sunoco, Inc.	20,228	947,277
Tesoro Corp.	27,044	1,133,144
Valero Energy Corp.	106,699	3,380,224
The Williams Cos., Inc.	121,195	4,238,189
WPX Energy, Inc. (a)	37,860	628,097
		234,208,630
Paper & Forest Products — 0.2%
International Paper Co.	84,585	3,072,127
MeadWestvaco Corp.	33,810	1,034,586
		4,106,713
Personal Products — 0.2%
Avon Products, Inc.	83,721	1,335,350

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products (concluded)
The Estée Lauder Cos., Inc., Class A	46,431	$2,858,757
		4,194,107
Pharmaceuticals — 6.1%
Abbott Laboratories	303,735	20,824,072
Allergan, Inc.	59,503	5,449,285
Bristol-Myers Squibb Co.	324,930	10,966,388
Eli Lilly & Co.	197,615	9,368,927
Forest Laboratories, Inc. (a)	45,258	1,611,637
Hospira, Inc. (a)	32,111	1,053,883
Johnson & Johnson	533,633	36,772,650
Merck & Co., Inc.	589,475	26,585,322
Mylan, Inc. (a)	78,472	1,914,717
Perrigo Co.	17,013	1,976,400
Pfizer, Inc.	1,445,733	35,926,465
Watson Pharmaceuticals, Inc. (a)	24,680	2,101,749
		154,551,495
Professional Services — 0.1%
The Dun & Bradstreet Corp.	8,756	697,153
Equifax, Inc.	22,995	1,071,107
Robert Half International, Inc.	27,367	728,783
		2,497,043
Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	76,457	5,458,265
Apartment Investment & Management Co., Class A (b)	28,088	730,007
AvalonBay Communities, Inc. (b)	18,742	2,548,725
Boston Properties, Inc.	29,163	3,225,719
Equity Residential	58,228	3,349,857
HCP, Inc. (b)	83,090	3,695,843
Health Care REIT, Inc.	49,269	2,845,285
Host Hotels & Resorts, Inc. (b)	139,733	2,242,715
Kimco Realty Corp. (b)	78,692	1,595,087
Plum Creek Timber Co., Inc. (b)	31,306	1,372,455
ProLogis, Inc.	89,108	3,121,453
Public Storage	27,880	3,880,060
Simon Property Group, Inc.	58,700	8,911,247
Ventas, Inc. (b)	57,138	3,556,840
Vornado Realty Trust	32,730	2,652,766
Weyerhaeuser Co.	104,006	2,718,717
		51,905,041
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a)	58,449	1,076,046
Road & Rail — 0.8%
CSX Corp.	201,206	4,175,025
Norfolk Southern Corp.	61,847	3,935,325
Ryder System, Inc.	9,855	384,936
Union Pacific Corp.	91,656	10,879,567
		19,374,853
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc. (a)	114,729	386,637

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Altera Corp.	61,630	$2,094,496
Analog Devices, Inc.	57,802	2,265,260
Applied Materials, Inc.	239,535	2,674,408
Broadcom Corp., Class A (a)	99,485	3,440,191
First Solar, Inc. (a)	11,097	245,743
Intel Corp.	968,306	21,961,180
KLA-Tencor Corp.	32,357	1,543,591
Lam Research Corp. (a)	35,417	1,125,729
Linear Technology Corp.	44,573	1,419,650
LSI Corp. (a)	107,363	741,878
Microchip Technology, Inc.	37,561	1,229,747
Micron Technology, Inc. (a)	196,603	1,176,669
NVIDIA Corp. (a)	119,739	1,597,318
Teradyne, Inc. (a)	36,776	522,955
Texas Instruments, Inc.	220,150	6,065,133
Xilinx, Inc.	50,411	1,684,232
		50,174,817
Software — 3.5%
Adobe Systems, Inc. (a)	95,388	3,096,294
Autodesk, Inc. (a)	43,896	1,464,810
BMC Software, Inc. (a)	28,397	1,178,192
CA, Inc.	66,277	1,707,627
Citrix Systems, Inc. (a)	36,162	2,768,924
Electronic Arts, Inc. (a)	61,477	780,143
Intuit, Inc.	53,433	3,146,135
Microsoft Corp.	1,460,384	43,490,235
Oracle Corp.	737,163	23,213,263
Red Hat, Inc. (a)	37,323	2,125,172
Salesforce.com, Inc. (a)(b)	24,753	3,779,536
Symantec Corp. (a)	136,066	2,449,188
		89,199,519
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	15,772	534,986
AutoNation, Inc. (a)(b)	7,943	346,871
AutoZone, Inc. (a)	7,240	2,676,411
Bed Bath & Beyond, Inc. (a)(b)	44,903	2,828,889
Best Buy Co., Inc.	52,945	910,125
CarMax, Inc. (a)(b)	44,227	1,251,624
GameStop Corp., Class A	24,905	523,005
The Gap, Inc.	57,717	2,065,114
The Home Depot, Inc.	291,788	17,615,242
Limited Brands, Inc.	46,157	2,273,694
Lowe’s Cos., Inc.	220,773	6,676,175
O’Reilly Automotive, Inc. (a)(b)	22,985	1,922,006
Ross Stores, Inc.	43,396	2,803,382
Staples, Inc.	131,645	1,516,550
Tiffany & Co.	23,042	1,425,839
TJX Cos., Inc.	142,433	6,379,574
Urban Outfitters, Inc. (a)	21,363	802,394
		52,551,881
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	55,228	3,093,873
Fossil, Inc. (a)	10,574	895,618

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
NIKE, Inc., Class B	71,139	$6,751,802
Ralph Lauren Corp.	11,822	1,787,841
VF Corp.	17,004	2,709,757
		15,238,891
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	92,005	732,360
People’s United Financial, Inc.	67,983	825,313
		1,557,673
Tobacco — 1.9%
Altria Group, Inc.	393,416	13,136,160
Lorillard, Inc.	25,263	2,941,876
Philip Morris International, Inc.	326,272	29,344,904
Reynolds American, Inc.	63,321	2,744,332
		48,167,272
Trading Companies & Distributors — 0.2%
Fastenal Co.	52,166	2,242,616
W.W. Grainger, Inc.	11,657	2,428,969
		4,671,585
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp. (a)	56,686	3,633,573
MetroPCS Communications, Inc. (a)	60,987	714,158
Sprint Nextel Corp. (a)	580,324	3,203,388
		7,551,119
Total Long-Term Investments (Cost – $1,751,392,117) – 98.5%		2,493,596,554

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(e)	53,885,593	53,885,593

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(e)(f)	$56,454	56,453,556
Total Short-Term Securities (Cost – $110,339,149) – 4.4%		110,339,149
Total Investments (Cost - $1,861,731,266*) - 102.9%		2,603,935,703
Liabilities in Excess of Other Assets – (2.9)%		(72,828,955)

Net Assets – 100.0%		$2,531,106,748

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,487,487,510
Gross unrealized appreciation	$1,203,829,350
Gross unrealized depreciation	(87,381,157)
Net unrealized appreciation	$1,116,448,193

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	Master S&P 500 Index Series

(c)

Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2011	Beneficial Interest/ Shares Purchased		Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain/(Loss)
BlackRock, Inc.	19,881	6,275		(1,402)	24,754	$4,413,638	$103,634	$(24,256)
BlackRock Liquidity Funds, TempFund, Institutional Class	20,822,036	33,063,557	[1]	—	53,885,593	$53,885,593	$38,071	—
BlackRock Liquidity Series, LLC Money Market Series	$21,533,097	$34,920,459	[1]	—	$56,453,556	$56,453,556	$149,506	—
The PNC Financial Services Group, Inc.	104,451	4,835		(6,846)	102,440	$6,463,964	$118,795	$40,252

1	Represents net shares/beneficial interest purchased.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviation

FKA	Formerly Known As

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
558	S&P 500 E-Mini	Chicago Mercantile	December 2012	$40,014,180	$23,445

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	8

Schedule of Investments (concluded)	Master S&P 500 Index Series

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,493,596,554	—	—	$2,493,596,554
Short-Term Securities	53,885,593	$56,453,556	—	110,339,149
Total	$2,547,482,147	$56,453,556	—	$2,603,935,703

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$23,445	—	—	$23,445

[2]	Derivative financial instruments are financial futures contracts, which are valued at unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$60,502	—	—	$60,502
Liabilities:
Collateral on securities loaned at value	—	$(56,453,556)	—	(56,453,556)
Total	$60,502	$(56,453,556)	—	$(56,393,054)

There were no transfers between levels during the period ended September 30, 2012.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2012	9

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 26, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: November 26, 2012